Mortgage-Backed Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Securities	Dec. 31, 2010 Securities	Dec. 31, 2009
Mortgage Backed Securities (Textual) [Abstract]
Total securities in an unrealized loss position	4	99
Impairment loss recognized	$ 0	$ 0	$ 0
Effect of prepayments and scheduled principal amortization	4,600,000,000
Sales of mortgage-backed securities available for sale	8,960,000,000	3,920,000,000	761,600,000
Realized gains on sale of mortgage-backed securities	100,000,000	152,600,000	24,000,000
Amortized cost of mortgage backed securities pledged as collateral for securities sold under agreements to repurchase	$ 8,470,000,000